Share-based payments - Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans (Detail) - Employee Saveshare Plans option in Millions	Mar. 31, 2020 GBP (£) mo option	Mar. 31, 2019 option	Mar. 31, 2018 option	Mar. 31, 2017 option
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 2.02
Number of outstanding options (shares) | option	214	190	175	189
Weighted average remaining contractual life (in months) | mo	34
Due within one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 3.02
Number of outstanding options (shares) | option	26
Weighted average remaining contractual life (in months) | mo	10
Between one and two years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 2.28
Number of outstanding options (shares) | option	34
Weighted average remaining contractual life (in months) | mo	22
Between two and three years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 2.00
Number of outstanding options (shares) | option	58
Weighted average remaining contractual life (in months) | mo	34
Between three and four years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 1.70
Number of outstanding options (shares) | option	35
Weighted average remaining contractual life (in months) | mo	46
Between four and five years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 1.64
Number of outstanding options (shares) | option	61
Weighted average remaining contractual life (in months) | mo	58
Minimum | Due within one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 2.43
Minimum | Between one and two years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	1.70
Minimum | Between two and three years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	1.64
Maximum | Due within one year
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	3.97
Maximum | Between one and two years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	3.76
Maximum | Between two and three years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price of outstanding share options (in gbp per share)	£ 3.53